Shareholders' Equity	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Shareholders' Equity
10.	Shareholders’ Equity

Ordinary Shares

At December 31, 2020 and 2019, 1,200,000,000 and 750,000,000 ordinary shares, $0.0003 par value, were authorized for issuance, and 635,092,150 and 436,720,810 ordinary shares were issued and outstanding, respectively.

In January 2017, the Company issued a warrant to purchase 231,989 ordinary shares to an affiliate of the Company’s then-serving interim Chief Financial Officer of Stealth BioTherapeutics Inc. at an exercise price of $1.38 per share. The warrant was fully vested as of December 31, 2017 and expires in January 2022. The Company recorded an expense of $0.2 million within general and administrative expenses in the accompanying consolidated statement of operations for the year ended December 31, 2017. In June 2018, the warrant was amended and restated to be treated as an option agreement under the Company’s 2006 Share Incentive Plan (the “2006 Plan”).

Prior to the Company’s IPO, the voting, dividend and liquidation rights of holders of ordinary shares were subject to and qualified by the rights, powers and preferences of holders of Series A preferred shares. The rights and preferences of ordinary shares are as follows:

Voting—Holders are entitled to one vote for each ordinary share held at all meetings of shareholders and written action in lieu of meetings; there is no cumulative voting.

Dividends—Holders are entitled to receive dividends, if and when declared by the board of directors. Cash dividends may not be declared or paid to holders until paid on Series A preferred shares in accordance with its terms. No dividends have been declared.

Liquidation—The holders of ordinary shares are entitled to share in the Company’s assets available for distribution on a pro rata basis, in the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company or upon the occurrence of a deemed liquidation event.

The Company has reserved for future issuance the following number of ordinary shares as of December 31, 2020:

2019 Share Incentive Plan, As Amended	55,898,342
2020 ADS Plan	20,504,280
Employee Share Purchase Plan	8,339,773
Ordinary share warrants issued to MVIL- related party	46,153,846
Ordinary share warrant- Term Loan Issuance	500,000
Total	131,396,241

On April 10, 2020,  the Company entered into an ordinary share purchase agreement (the “Purchase Agreement”), pursuant to which the Company issued and sold to MVIL 152,858,460 ordinary shares, par value $0.0003 per share (the “Shares”), at a price of $0.13084 per share, for an aggregate purchase price of $20.0 million.

Lincoln Park Capital

On June 2, 2020, the Company entered into a $20.0 million purchase agreement (the “LPC Purchase Agreement”), together with a registration rights agreement with Lincoln Park Capital Fund, LLC ( “LPC”). Under the terms and subject to the conditions of the Purchase Agreement, the Company has the right to sell to and Lincoln Park is obligated to purchase up to $20.0 million in shares of the Company’s ordinary shares, subject to certain limitations, from time to time, over the 36-month period commencing on June 22, 2020.

The purchase price of the Ordinary Shares purchased by LPC under the LPC Purchase Agreement will be derived from prevailing market prices of the Company’s ADSs immediately preceding the time of sale. The Company may direct LPC, at its sole discretion and subject to certain conditions, to purchase up to 900,000 Ordinary Shares on any business day on which the closing sale price of the Company’s ADSs is not below $1.00 per ADS (such purchases, a “Regular Purchase”). The maximum number of Ordinary Shares that the Company may direct LPC to purchase in any single Regular Purchase under the Purchase Agreement increases, up to a maximum of 1,800,000 Ordinary Shares, if on the purchase date for such Regular Purchase the closing sale price of the Company’s ADSs is above certain threshold prices set forth in the LPC Purchase Agreement, provided that LPC’s total purchase obligation under any single Regular Purchase shall not exceed $2,000,000.

 Sales of shares of ordinary shares to LPC under the LPC Purchase Agreement are limited to no more than the number of shares that would result in the beneficial ownership by Lincoln Park and its affiliates, at any single point in time of more than 4.99% of the outstanding Ordinary Shares. Furthermore, under applicable rules of The Nasdaq Global Market, in no event may the Company issue or sell to LPC under the Purchase Agreement more than 19.99% of the Ordinary Shares outstanding immediately prior to the execution of the Purchase Agreement (the “Exchange Cap”), unless (i) the Company obtains shareholder approval to issue Ordinary Shares in excess of the Exchange Cap or (ii) the average price of ADSs that represent the equivalent of all applicable sales of Ordinary Shares to LPC under the Purchase Agreement equals or exceeds $1.9674 per share, such that the transactions contemplated by the Purchase Agreement are exempt from the Exchange Cap limitation under applicable Nasdaq rules.

The LPC Purchase Agreement contains customary representations, warranties, covenants, closing conditions and indemnification and termination provisions by, between and for the benefit of the parties. The Company agreed with LPC that it will not enter into any “variable rate” transactions with any third party for a period defined in the LPC Purchase Agreement. LPC has agreed not to cause or engage in any direct or indirect short selling or hedging of the Company’s ADSs. The Purchase Agreement may be terminated by the Company at any time, at its sole discretion, without any cost or penalty.

Upon the execution of the LPC Purchase Agreement, the Company issued 2,203,812 shares of its ordinary shares as commitment shares in accordance with the closing conditions contained within the LPC Purchase Agreement. The commitment shares were valued using the closing price of the Company’s ADSs on the effective date of the LPC Purchase Agreement resulting in a fair market value of approximately $0.4 million. The fair market value of the commitment shares as well as other issuance costs associated with the LPC Purchase Agreement totaled $0.7 million. These issuance costs are classified as prepaid expenses and other current assets in the accompanying consolidated balance sheet. As shares of ordinary shares are sold in accordance with the LPC Purchase Agreement, the issuance costs, including the fair value of the commitment shares, will be reclassified to additional paid-in capital on the Company’s consolidated balance sheet.

As of December 31, 2020, pursuant to the LPC Purchase Agreement a total of 4,680,000 ordinary shares were sold to LPC for net proceeds totaling $0.7 million. Additionally, as consideration for entering into the Purchase Agreement, the Company paid LPC a commitment fee of 2,203,812 ordinary shares.

At the Market Offering

 On August 6, 2020, The Company and H.C. Wainwright & Co., LLC ( “Wainwright” ) entered into an At The Market Offering ( “ATM”) Agreement pursuant to which the Company may offer and sell, from time to time, through Wainwright, ADSs, each representing 12 ordinary shares, with a nominal or par value of $0.0003 per share. Any such sales would be effective pursuant to the Company’s registration statement on Form F-3 (“Shelf Registration”), which was declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on April 10, 2020. The Company has no obligation to sell any ADSs  pursuant to the agreement and may at any time suspend sales pursuant to the agreement. Each party may terminate the agreement at any time without liability. The ATM was suspended in November 2020. As of December 31, 2020, the Company has not sold any shares under the ATM.

Development Agreement

On October 30, 2020,  pursuant to the Development Agreement, the Company issued a warrant to MVIL exercisable for 46,153,846 ordinary shares at an exercise price of $0.13 with such number of ordinary shares being equal to the quotient of 30% of the amount of MVIL’s initial funding divided by the exercise price. The warrant was immediately exercisable and has a term of three years.

Registered Public Offering

On November 19, 2020, the Company entered into a Securities Purchase Agreement with certain institutional investors for a registered public offering (the “Offering”) of an aggregate of 2,844,446 ADS or 34,133,352 ordinary shares. The offering price to the public was $1.125 per ADS. The Offering closed on November 24, 2020.

The Company’s net proceeds from the Offering, after deducting placement agent fees and other offering expenses payable by the Company was $2.6 million.

Sales of ADSs under the Security Purchase Agreement were made pursuant to the Company’s Shelf Registration, and a related prospectus supplement filed with the SEC on November 20, 2020.